Other Current Receivables - Summary of Other Current Receivables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other current receivables [line items]
Total other current receivables	kr 20,844	kr 22,301	kr 24,432
Prepaid expenses [member]
Disclosure of other current receivables [line items]
Total other current receivables	2,101	2,546
Advance payments to suppliers [member]
Disclosure of other current receivables [line items]
Total other current receivables	269	338
Derivatives with a positive value [member]
Disclosure of other current receivables [line items]
Total other current receivables	403	1,207
Taxes [member]
Disclosure of other current receivables [line items]
Total other current receivables	16,862	15,291
Others [member]
Disclosure of other current receivables [line items]
Total other current receivables	kr 1,209	kr 2,919